Other Financial Assets	12 Months Ended
Feb. 29, 2024
Other Financial Assets [Abstract]
OTHER FINANCIAL ASSETS

14. OTHER FINANCIAL ASSETS

	As of February 29/28
Figures in Rand thousands	2024	2023

Non-current assets
Derivative – call option [1]	-	388

[1]

This relates to a call option agreement with the non-controlling shareholders of Karooooo Logistics to acquire additional 13% interest in Karooooo Logistics.  As at February 29, 2024, the non-controlling shareholders have removed all rights to exercise the call option.  The call option was derecognized in profit or loss.